Real Estate and ACCUMULATED DEPRECIATION (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2011 year
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	$ 57,384
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Office and industrial facilities [Member] | Doraville, GA [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	286,216
Initial Cost to Company
Land	120,905
Buildings	526,762
Increase (Decrease) in Net Investments	(58,569)
Gross Amount at which Carried at Close of Period
Land	111,483
Buildings	534,999
Total	646,482
Accumulated Depreciation	118,054
Property Subject to Operating Lease [Member] | Office Building [Member] | Broomfield CO [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Broomfield, CO
Encumbrances	0
Initial Cost to Company
Land	248
Buildings	2,538
Costs Capitalized Subsequent to Acquisition	4,844
Increase (Decrease) in Net Investments	(1,784)
Gross Amount at which Carried at Close of Period
Land	2,928
Buildings	2,918
Total	5,846
Accumulated Depreciation	1,143
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Beaumont, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Beaumont, TX
Encumbrances	0
Initial Cost to Company
Land	164
Buildings	2,344
Costs Capitalized Subsequent to Acquisition	967
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	164
Buildings	3,311
Total	3,475
Accumulated Depreciation	1,323
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Bridgeton, MO [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Bridgeton, MO
Encumbrances	0
Initial Cost to Company
Land	842
Buildings	4,762
Costs Capitalized Subsequent to Acquisition	1,627
Increase (Decrease) in Net Investments	71
Gross Amount at which Carried at Close of Period
Land	842
Buildings	6,460
Total	7,302
Accumulated Depreciation	1,272
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Milton,VT [Member]
Initial Cost to Company
Costs Capitalized Subsequent to Acquisition	0
Gross Amount at which Carried at Close of Period
Land	220
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Office Building [Member] | Bloomingdale, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Bloomingdale, IL
Encumbrances	0
Initial Cost to Company
Land	1,075
Buildings	11,453
Costs Capitalized Subsequent to Acquisition	1,050
Increase (Decrease) in Net Investments	(4,934)
Gross Amount at which Carried at Close of Period
Land	520
Buildings	8,124
Total	8,644
Accumulated Depreciation	4,160
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Irving and Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land in Irving and Houston, TX
Encumbrances	8,508
Initial Cost to Company
Land	9,795
Buildings	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	9,795
Buildings	0
Total	9,795
Accumulated Depreciation	0
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Office Building [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Houston, TX
Encumbrances	4,360
Initial Cost to Company
Land	3,260
Buildings	22,574
Costs Capitalized Subsequent to Acquisition	1,628
Increase (Decrease) in Net Investments	(5,947)
Gross Amount at which Carried at Close of Period
Land	2,522
Buildings	18,993
Total	21,515
Accumulated Depreciation	6,449
Date Acquired	Jun. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Rio Rancho, NM [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Rio Rancho, NM
Encumbrances	8,418
Initial Cost to Company
Land	1,190
Buildings	9,353
Costs Capitalized Subsequent to Acquisition	1,316
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,467
Buildings	10,392
Total	11,859
Accumulated Depreciation	3,333
Date Acquired	Jul. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Moorestown, NJ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Vacant office facility in Moorestown, NJ
Encumbrances	0
Initial Cost to Company
Land	351
Buildings	5,981
Costs Capitalized Subsequent to Acquisition	937
Increase (Decrease) in Net Investments	43
Gross Amount at which Carried at Close of Period
Land	351
Buildings	6,961
Total	7,312
Accumulated Depreciation	2,689
Date Acquired	Feb. 1999
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Norcross, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Norcross, GA
Encumbrances	28,752
Initial Cost to Company
Land	5,200
Buildings	25,585
Costs Capitalized Subsequent to Acquisition	11,822
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	5,200
Buildings	37,407
Total	42,607
Accumulated Depreciation	11,392
Date Acquired	Jun. 1999
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Tours, France [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Tours, France
Encumbrances	5,572
Initial Cost to Company
Land	1,034
Buildings	9,737
Costs Capitalized Subsequent to Acquisition	323
Increase (Decrease) in Net Investments	3,868
Gross Amount at which Carried at Close of Period
Land	1,421
Buildings	13,541
Total	14,962
Accumulated Depreciation	3,730
Date Acquired	Sep. 2000
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Illkirch, France [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Illkirch, France
Encumbrances	14,098
Initial Cost to Company
Land	0
Buildings	18,520
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	8,555
Gross Amount at which Carried at Close of Period
Land	0
Buildings	27,075
Total	27,075
Accumulated Depreciation	7,971
Date Acquired	Dec. 2001
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Venice, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office buildings in Venice, CA
Encumbrances	24,000
Initial Cost to Company
Land	2,032
Buildings	10,152
Costs Capitalized Subsequent to Acquisition	13,160
Increase (Decrease) in Net Investments	1
Gross Amount at which Carried at Close of Period
Land	2,032
Buildings	23,313
Total	25,345
Accumulated Depreciation	1,918
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in San Diego, CA
Encumbrances	0
Initial Cost to Company
Land	4,647
Buildings	19,712
Costs Capitalized Subsequent to Acquisition	8
Increase (Decrease) in Net Investments	(5,530)
Gross Amount at which Carried at Close of Period
Land	3,399
Buildings	15,438
Total	18,837
Accumulated Depreciation	3,602
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Fort Worth, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Fort Worth, TX
Encumbrances	34,218
Initial Cost to Company
Land	4,600
Buildings	37,580
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,600
Buildings	37,580
Total	42,180
Accumulated Depreciation	1,801
Date Acquired	Feb. 2010
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office Building [Member] | Toledo, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Toledo, OH
Encumbrances	2,313
Initial Cost to Company
Land	224
Buildings	2,408
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	224
Buildings	2,408
Total	2,632
Accumulated Depreciation	903
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Erlanger, KY [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Distribution facilities and warehouses in Erlanger, KY
Encumbrances	9,323
Initial Cost to Company
Land	1,526
Buildings	21,427
Costs Capitalized Subsequent to Acquisition	2,966
Increase (Decrease) in Net Investments	141
Gross Amount at which Carried at Close of Period
Land	1,526
Buildings	24,534
Total	26,060
Accumulated Depreciation	8,681
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Raleigh, NC [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in Raleigh, NC
Encumbrances	0
Initial Cost to Company
Land	1,638
Buildings	2,844
Costs Capitalized Subsequent to Acquisition	157
Increase (Decrease) in Net Investments	(2,554)
Gross Amount at which Carried at Close of Period
Land	828
Buildings	1,257
Total	2,085
Accumulated Depreciation	383
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	20
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Fort Lauderdale, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facility in Fort Lauderdale, FL
Encumbrances	0
Initial Cost to Company
Land	1,893
Buildings	11,077
Costs Capitalized Subsequent to Acquisition	703
Increase (Decrease) in Net Investments	(8,449)
Gross Amount at which Carried at Close of Period
Land	1,173
Buildings	4,051
Total	5,224
Accumulated Depreciation	1,325
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Houston, TX
Encumbrances	0
Initial Cost to Company
Land	167
Buildings	885
Costs Capitalized Subsequent to Acquisition	68
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	167
Buildings	953
Total	1,120
Accumulated Depreciation	320
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Memphis, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Memphis, TN
Encumbrances	0
Initial Cost to Company
Land	1,051
Buildings	14,037
Costs Capitalized Subsequent to Acquisition	1,519
Increase (Decrease) in Net Investments	(3,418)
Gross Amount at which Carried at Close of Period
Land	807
Buildings	12,382
Total	13,189
Accumulated Depreciation	10,388
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	7
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | NewOrleans, LA; Memphis, TN and San Antonio, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in New Orleans, LA; Memphis, TN and San Antonio, TX
Encumbrances	0
Initial Cost to Company
Land	1,882
Buildings	3,973
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,882
Buildings	3,973
Total	5,855
Accumulated Depreciation	496
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	15
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Lenexa, KS; Winston-Salem, NC and Dallas, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial and warehouse/distribution facilities in Lenexa, KS; Winston-Salem, NC and Dallas, TX
Encumbrances	7,990
Initial Cost to Company
Land	1,860
Buildings	12,539
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	5
Gross Amount at which Carried at Close of Period
Land	1,860
Buildings	12,544
Total	14,404
Accumulated Depreciation	2,989
Date Acquired	Sep. 2002
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Birmingham, AL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Birmingham, AL
Encumbrances	4,557
Initial Cost to Company
Land	1,256
Buildings	7,704
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,256
Buildings	7,704
Total	8,960
Accumulated Depreciation	1,404
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Mallorca, Spain [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facility in Mallorca, Spain
Encumbrances	0
Initial Cost to Company
Land	11,109
Buildings	12,636
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	1,693
Gross Amount at which Carried at Close of Period
Land	11,914
Buildings	13,524
Total	25,438
Accumulated Depreciation	535
Date Acquired	Jun. 2010
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Anchorage, AK and Commerce, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	0
Initial Cost to Company
Land	4,905
Buildings	11,898
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	12
Gross Amount at which Carried at Close of Period
Land	4,905
Buildings	11,910
Total	16,815
Accumulated Depreciation	1,041
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Warehouse And Distribution [Member] | Greenfield, In [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facility in Greenfield, IN
Encumbrances	0
Initial Cost to Company
Land	2,807
Buildings	10,335
Costs Capitalized Subsequent to Acquisition	210
Increase (Decrease) in Net Investments	(8,383)
Gross Amount at which Carried at Close of Period
Land	967
Buildings	4,002
Total	4,969
Accumulated Depreciation	709
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Brewton, AL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail stores in Montgomery and Brewton, AL
Encumbrances	0
Initial Cost to Company
Land	855
Buildings	6,762
Costs Capitalized Subsequent to Acquisition	143
Increase (Decrease) in Net Investments	(6,547)
Gross Amount at which Carried at Close of Period
Land	142
Buildings	1,071
Total	1,213
Accumulated Depreciation	759
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Drayton Plains, MI and Citrus Heights, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail stores in Drayton Plains, MI and Citrus Heights, CA
Encumbrances	0
Initial Cost to Company
Land	1,039
Buildings	4,788
Costs Capitalized Subsequent to Acquisition	165
Increase (Decrease) in Net Investments	193
Gross Amount at which Carried at Close of Period
Land	1,039
Buildings	5,146
Total	6,185
Accumulated Depreciation	920
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	35
Property Subject to Operating Lease [Member] | Retail Site [Member] | Bellevue, WA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail store in Bellevue, WA
Encumbrances	8,533
Initial Cost to Company
Land	4,125
Buildings	11,812
Costs Capitalized Subsequent to Acquisition	393
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	4,494
Buildings	11,836
Total	16,330
Accumulated Depreciation	4,056
Date Acquired	Apr. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Jacksonville, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail facility in Jacksonville, FL
Encumbrances	0
Initial Cost to Company
Land	975
Buildings	6,980
Costs Capitalized Subsequent to Acquisition	20
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	975
Buildings	7,000
Total	7,975
Accumulated Depreciation	1,274
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Charlotte, NC [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail facilities in Charlotte, NC
Initial Cost to Company
Land	1,639
Buildings	10,608
Costs Capitalized Subsequent to Acquisition	171
Increase (Decrease) in Net Investments	25
Gross Amount at which Carried at Close of Period
Land	1,639
Buildings	10,804
Total	12,443
Accumulated Depreciation	2,108
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Wroclaw, Poland [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail store in Wroclaw, Poland
Encumbrances	8,242
Initial Cost to Company
Land	3,600
Buildings	10,306
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(2,200)
Gross Amount at which Carried at Close of Period
Land	3,238
Buildings	8,468
Total	11,706
Accumulated Depreciation	859
Date Acquired	Dec. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Retail Site [Member] | Hot Springs, AZ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail store in Hot Springs, AR
Encumbrances	0
Initial Cost to Company
Land	850
Buildings	2,939
Costs Capitalized Subsequent to Acquisition	2
Increase (Decrease) in Net Investments	(2,614)
Gross Amount at which Carried at Close of Period
Land	0
Buildings	1,177
Total	1,177
Accumulated Depreciation	215
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Land [Member] | Commerce, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Warehouse/distribution facilities in Anchorage, AK and Commerce, CA
Property Subject to Operating Lease [Member] | Land [Member] | Glendora, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land in Glendora, CA
Encumbrances	0
Initial Cost to Company
Land	1,135
Buildings	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	17
Gross Amount at which Carried at Close of Period
Land	1,152
Buildings	0
Total	1,152
Accumulated Depreciation	0
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Land [Member] | San Leandro, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land in San Leandro, CA
Initial Cost to Company
Land	1,532
Gross Amount at which Carried at Close of Period
Land	1,532
Total	1,532
Date Acquired	Dec. 2006
Property Subject to Operating Lease [Member] | Land [Member] | All Other States [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Land leased in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas
Encumbrances	395
Initial Cost to Company
Land	9,382
Buildings	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(172)
Gross Amount at which Carried at Close of Period
Land	9,210
Buildings	0
Total	9,210
Accumulated Depreciation	0
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Fitness and recreational sports [Member] | Austin, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Fitness and recreational sports center in Austin, TX
Encumbrances	3,314
Initial Cost to Company
Land	1,725
Buildings	5,168
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,725
Buildings	5,168
Total	6,893
Accumulated Depreciation	922
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	28.5
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | King of Prussia, PA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facility in King of Prussia, PA
Encumbrances	0
Initial Cost to Company
Land	1,219
Buildings	6,283
Costs Capitalized Subsequent to Acquisition	1,295
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,219
Buildings	7,578
Total	8,797
Accumulated Depreciation	2,461
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Pinconning, MS [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Pinconning, MS
Encumbrances	0
Initial Cost to Company
Land	32
Buildings	1,692
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	32
Buildings	1,692
Total	1,724
Accumulated Depreciation	592
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | San Fernando, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in San Fernando, CA
Encumbrances	8,020
Initial Cost to Company
Land	2,052
Buildings	5,322
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	152
Gross Amount at which Carried at Close of Period
Land	2,052
Buildings	5,474
Total	7,526
Accumulated Depreciation	1,906
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Milton,VT [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Milton, VT
Encumbrances	0
Initial Cost to Company
Land	220
Buildings	1,579
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Buildings	1,579
Total	1,799
Accumulated Depreciation	553
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Doraville, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Doraville, GA
Encumbrances	4,939
Initial Cost to Company
Land	3,288
Buildings	9,864
Costs Capitalized Subsequent to Acquisition	1,546
Increase (Decrease) in Net Investments	274
Gross Amount at which Carried at Close of Period
Land	3,287
Buildings	11,685
Total	14,972
Accumulated Depreciation	3,576
Date Acquired	Jan. 1998
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Collierville, TN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office facilities in Collierville, TN and warehouse/distribution facilities in Corpus Christi and College Station, TX
Encumbrances	52,921
Initial Cost to Company
Land	3,490
Buildings	72,497
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(15,008)
Gross Amount at which Carried at Close of Period
Land	335
Buildings	60,644
Total	60,979
Accumulated Depreciation	1,969
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Chandler, AZ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Chandler, AZ
Encumbrances	12,685
Initial Cost to Company
Land	5,035
Buildings	18,957
Costs Capitalized Subsequent to Acquisition	7,435
Increase (Decrease) in Net Investments	541
Gross Amount at which Carried at Close of Period
Land	5,035
Buildings	26,933
Total	31,968
Accumulated Depreciation	8,176
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Prophetstown, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Prophetstown, IL
Encumbrances	0
Initial Cost to Company
Land	70
Buildings	1,477
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(1,424)
Gross Amount at which Carried at Close of Period
Land	7
Buildings	116
Total	123
Accumulated Depreciation	27
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Industry, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Industry, CA
Encumbrances	0
Initial Cost to Company
Land	3,789
Buildings	13,164
Costs Capitalized Subsequent to Acquisition	1,380
Increase (Decrease) in Net Investments	318
Gross Amount at which Carried at Close of Period
Land	3,789
Buildings	14,862
Total	18,651
Accumulated Depreciation	4,172
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | San Diego, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial and office facilities in San Diego, CA
Encumbrances	33,752
Initial Cost to Company
Land	7,247
Buildings	29,098
Costs Capitalized Subsequent to Acquisition	953
Increase (Decrease) in Net Investments	(5,514)
Gross Amount at which Carried at Close of Period
Land	4,761
Buildings	27,023
Total	31,784
Accumulated Depreciation	785
Date Acquired	May 2011
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Scottsdale, AZ [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Scottsdale, AZ
Encumbrances	1,306
Initial Cost to Company
Land	586
Buildings	46
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	586
Buildings	46
Total	632
Accumulated Depreciation	8
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Apopka, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Apopka, FL
Encumbrances	0
Initial Cost to Company
Land	362
Buildings	10,855
Costs Capitalized Subsequent to Acquisition	576
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	362
Buildings	11,431
Total	11,793
Accumulated Depreciation	2,001
Date Acquired	Sep. 2004
Life on which Depreciation in Latest Statement of Income is Computed	40
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Sunnyvale, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Sunnyvale, CA
Encumbrances	0
Initial Cost to Company
Land	1,663
Buildings	3,571
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,663
Buildings	3,571
Total	5,234
Accumulated Depreciation	672
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	27
Property Subject to Operating Lease [Member] | Office and industrial facilities [Member] | Goshen, IN [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facility in Goshen, IN
Encumbrances	0
Initial Cost to Company
Land	239
Buildings	940
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	239
Buildings	940
Total	1,179
Accumulated Depreciation	86
Date Acquired	Jan. 1998
Life on which Depreciation in Latest Statement of Income is Computed	40
Direct Financing Lease [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	21,405
Initial Cost to Company
Land	1,183
Buildings	63,359
Costs Capitalized Subsequent to Acquisition	9
Increase (Decrease) in Net Investments	(6,551)
Gross Amount at which Carried at Close of Period
Total	58,000
Direct Financing Lease [Member] | Office Building [Member] | Glendora, CA and Romulus, MI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Office and industrial facilities in Glendora, CA and Romulus, MI
Encumbrances	0
Initial Cost to Company
Land	454
Buildings	13,251
Costs Capitalized Subsequent to Acquisition	9
Increase (Decrease) in Net Investments	(2,408)
Gross Amount at which Carried at Close of Period
Total	11,306
Date Acquired	Jan. 1998
Direct Financing Lease [Member] | Retail Site [Member] | All Other States [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Retail stores in several cities in the following states: Alabama, Florida, Georgia, Illinois, Louisiana, Missouri, New Mexico, North Carolina, South Carolina and Texas
Encumbrances	577
Initial Cost to Company
Land	0
Buildings	16,416
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(384)
Gross Amount at which Carried at Close of Period
Total	16,032
Date Acquired	Jan. 1998
Direct Financing Lease [Member] | Office and industrial facilities [Member] | Irving and Houston, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Irving and Houston, TX
Encumbrances	20,828
Initial Cost to Company
Land	0
Buildings	27,599
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(3,620)
Gross Amount at which Carried at Close of Period
Total	23,979
Date Acquired	Jan. 1998
Direct Financing Lease [Member] | Office and industrial facilities [Member] | Thurmont, MD and Farmington, NY [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Industrial facilities in Thurmont, MD and Farmington, NY
Encumbrances	0
Initial Cost to Company
Land	729
Buildings	6,093
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	(139)
Gross Amount at which Carried at Close of Period
Total	6,683
Date Acquired	Jan. 1998
Operating Real Estate [Member]
Real Estate and Accumulated Depreciation [Line Items]
Encumbrances	48,588
Initial Cost to Company
Land	24,030
Buildings	71,664
Personal Property	3,816
Costs Capitalized Subsequent to Acquisition	21,115
Increase (Decrease) in Net Investments	(10,750)
Gross Amount at which Carried at Close of Period
Land	24,031
Buildings	76,376
Personal Property	9,468
Total	109,875
Accumulated Depreciation	17,121
Operating Real Estate [Member] | Hotel [Member] | Livonia, MI [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Hotel located in Livonia, MI
Encumbrances	0
Initial Cost to Company
Land	2,765
Buildings	11,087
Personal Property	3,816
Costs Capitalized Subsequent to Acquisition	18,623
Increase (Decrease) in Net Investments	(9,972)
Gross Amount at which Carried at Close of Period
Land	2,765
Buildings	14,086
Personal Property	9,468
Total	26,319
Accumulated Depreciation	10,093
Date Acquired	Jan. 1998
Operating Real Estate [Member] | Hotel [Member] | Livonia, MI [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	7
Operating Real Estate [Member] | Hotel [Member] | Livonia, MI [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Fort Worth, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Fort Worth, TX
Encumbrances	2,192
Initial Cost to Company
Land	1,030
Buildings	4,176
Personal Property	0
Costs Capitalized Subsequent to Acquisition	33
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,030
Buildings	4,209
Personal Property	0
Total	5,239
Accumulated Depreciation	521
Date Acquired	Jan. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Taunton, North Andover, North Billerica and Brockton, MA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facilities in Taunton, North Andover, North Billerica and Brockton, MA
Encumbrances	9,722
Initial Cost to Company
Land	4,300
Buildings	12,274
Personal Property	0
Costs Capitalized Subsequent to Acquisition	223
Increase (Decrease) in Net Investments	(478)
Gross Amount at which Carried at Close of Period
Land	4,300
Buildings	12,019
Personal Property	0
Total	16,319
Accumulated Depreciation	1,697
Date Acquired	Dec. 2006
Operating Real Estate [Member] | Self storage facility [Member] | Taunton, North Andover, North Billerica and Brockton, MA [Member] | Minimum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	25
Operating Real Estate [Member] | Self storage facility [Member] | Taunton, North Andover, North Billerica and Brockton, MA [Member] | Maximum [Member]
Gross Amount at which Carried at Close of Period
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Newington, CT [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Newington, CT
Encumbrances	2,115
Initial Cost to Company
Land	520
Buildings	2,973
Personal Property	0
Costs Capitalized Subsequent to Acquisition	231
Increase (Decrease) in Net Investments	(121)
Gross Amount at which Carried at Close of Period
Land	520
Buildings	3,083
Personal Property	0
Total	3,603
Accumulated Depreciation	388
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Killeen, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Killeen, TX
Encumbrances	3,290
Initial Cost to Company
Land	1,230
Buildings	3,821
Personal Property	0
Costs Capitalized Subsequent to Acquisition	337
Increase (Decrease) in Net Investments	(179)
Gross Amount at which Carried at Close of Period
Land	1,230
Buildings	3,979
Personal Property	0
Total	5,209
Accumulated Depreciation	525
Date Acquired	Dec. 2006
Life on which Depreciation in Latest Statement of Income is Computed	30
Operating Real Estate [Member] | Self storage facility [Member] | Rohnert Park, CA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Rohnert Park, CA
Encumbrances	3,169
Initial Cost to Company
Land	1,761
Buildings	4,989
Personal Property	0
Costs Capitalized Subsequent to Acquisition	39
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,761
Buildings	5,028
Personal Property	0
Total	6,789
Accumulated Depreciation	620
Date Acquired	Jan. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Augusta, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Augusta, GA
Encumbrances	1,912
Initial Cost to Company
Land	970
Buildings	2,442
Personal Property	0
Costs Capitalized Subsequent to Acquisition	48
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	970
Buildings	2,490
Personal Property	0
Total	3,460
Accumulated Depreciation	304
Date Acquired	Feb. 2007
Life on which Depreciation in Latest Statement of Income is Computed	39
Operating Real Estate [Member] | Self storage facility [Member] | Lawrenceville, GA [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Lawrenceville, GA
Encumbrances	2,360
Initial Cost to Company
Land	1,410
Buildings	4,477
Personal Property	0
Costs Capitalized Subsequent to Acquisition	83
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,411
Buildings	4,559
Personal Property	0
Total	5,970
Accumulated Depreciation	592
Date Acquired	Mar. 2007
Life on which Depreciation in Latest Statement of Income is Computed	37
Operating Real Estate [Member] | Self storage facility [Member] | fairfield, OH [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Fairfield, OH
Encumbrances	1,860
Initial Cost to Company
Land	540
Buildings	2,640
Personal Property	0
Costs Capitalized Subsequent to Acquisition	19
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	540
Buildings	2,659
Personal Property	0
Total	3,199
Accumulated Depreciation	420
Date Acquired	Apr. 2007
Life on which Depreciation in Latest Statement of Income is Computed	30
Operating Real Estate [Member] | Self storage facility [Member] | Tallahassee, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Tallahassee, FL
Encumbrances	3,701
Initial Cost to Company
Land	850
Buildings	5,736
Personal Property	0
Costs Capitalized Subsequent to Acquisition	7
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	850
Buildings	5,743
Personal Property	0
Total	6,593
Accumulated Depreciation	665
Date Acquired	Apr. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Lincolnshire, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Lincolnshire, IL
Encumbrances	1,993
Initial Cost to Company
Land	1,477
Buildings	1,519
Personal Property	0
Costs Capitalized Subsequent to Acquisition	67
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,477
Buildings	1,586
Personal Property	0
Total	3,063
Accumulated Depreciation	127
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	18
Operating Real Estate [Member] | Self storage facility [Member] | Chicago, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Chicago, IL
Encumbrances	1,715
Initial Cost to Company
Land	823
Buildings	912
Personal Property	0
Costs Capitalized Subsequent to Acquisition	623
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	823
Buildings	1,535
Personal Property	0
Total	2,358
Accumulated Depreciation	154
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	15
Operating Real Estate [Member] | Self storage facility [Member] | Bedford Park, IL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Bedford Park, IL
Encumbrances	1,746
Initial Cost to Company
Land	809
Buildings	1,312
Personal Property	0
Costs Capitalized Subsequent to Acquisition	179
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	809
Buildings	1,491
Personal Property	0
Total	2,300
Accumulated Depreciation	112
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	20
Operating Real Estate [Member] | Self storage facility [Member] | Bentonville, AR [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Bentonville, AR
Encumbrances	2,056
Initial Cost to Company
Land	1,050
Buildings	1,323
Personal Property	0
Costs Capitalized Subsequent to Acquisition	4
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,050
Buildings	1,327
Personal Property	0
Total	2,377
Accumulated Depreciation	74
Date Acquired	Sep. 2010
Life on which Depreciation in Latest Statement of Income is Computed	24
Operating Real Estate [Member] | Self storage facility [Member] | Pensacola, FL [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Pensacola, FL
Encumbrances	1,838
Initial Cost to Company
Land	560
Buildings	2,082
Personal Property	0
Costs Capitalized Subsequent to Acquisition	5
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	560
Buildings	2,087
Personal Property	0
Total	2,647
Accumulated Depreciation	87
Date Acquired	Sep. 2010
Life on which Depreciation in Latest Statement of Income is Computed	30
Operating Real Estate [Member] | Self storage facility [Member] | Garland, TX [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Garland, TX
Encumbrances	1,464
Initial Cost to Company
Land	880
Buildings	3,104
Personal Property	0
Costs Capitalized Subsequent to Acquisition	56
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	880
Buildings	3,160
Personal Property	0
Total	4,040
Accumulated Depreciation	381
Date Acquired	Feb. 2007
Life on which Depreciation in Latest Statement of Income is Computed	40
Operating Real Estate [Member] | Self storage facility [Member] | Chicago, IL Two [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Chicago, IL
Encumbrances	1,438
Initial Cost to Company
Land	700
Buildings	733
Personal Property	0
Costs Capitalized Subsequent to Acquisition	512
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	700
Buildings	1,245
Personal Property	0
Total	1,945
Accumulated Depreciation	122
Date Acquired	Jul. 2010
Life on which Depreciation in Latest Statement of Income is Computed	15
Operating Real Estate [Member] | Self storage facility [Member] | Chicago, IL Three [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Chicago, IL
Encumbrances	2,118
Initial Cost to Company
Land	1,785
Buildings	2,617
Personal Property	0
Costs Capitalized Subsequent to Acquisition	0
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	1,785
Buildings	2,617
Personal Property	0
Total	4,402
Accumulated Depreciation	95
Date Acquired	Oct. 2010
Life on which Depreciation in Latest Statement of Income is Computed	32
Operating Real Estate [Member] | Self storage facility [Member] | Tallahassee Fl July [Member]
Real Estate and Accumulated Depreciation [Line Items]
Descriptions	Self storage facility in Tallahassee, FL
Encumbrances	3,899
Initial Cost to Company
Land	570
Buildings	3,447
Personal Property	0
Costs Capitalized Subsequent to Acquisition	26
Increase (Decrease) in Net Investments	0
Gross Amount at which Carried at Close of Period
Land	570
Buildings	3,473
Personal Property	0
Total	4,043
Accumulated Depreciation	$ 144
Date Acquired	Sep. 2010
Life on which Depreciation in Latest Statement of Income is Computed	30